Document and Entity Information	Nov. 12, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	PROMIS NEUROSCIENCES INC.
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-41429
Entity Tax Identification Number	98-0647155
Entity Address, Address Line One	Suite 200
Entity Address, Adress Line Two	1920 Yonge Street
Entity Address, City or Town	Toronto
Entity Address State Or Province	ON
Entity Address, Postal Zip Code	M4S 3E2
City Area Code	416
Local Phone Number	847-6898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	PMN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001374339
Amendment Flag	false